Provisions (Tables)	12 Months Ended
Mar. 31, 2021
Provisions [Abstract]
Summary of Provisions

	As at March 31
Particulars	2020	2021
Provision for litigations	30,800	30,800
	30,800	30,800
Movement of provision
Opening Balance	—	30,800
Provided/(utilized) during the year	30,800	—
Closing Balance	30,800	30,800